United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/2007

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Barton Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Jay Riley
Title: Managing Director
Phone: 610-260-0692

Signature, Place, and Date of Signing:

Jay Riley             West Conshohocken, PA       02/11/08
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 57
Form 13F Information Table Value Total: 120,436
                                       (thousands)
List of Other Included Managers: None

FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (X$1000) PRN AMT  PRNCALLDSCRETN MANAGERS   SOLE  SHARED   NONE
-------------------------       -------------   --------  ------- -------   -- --- ------  -------  ----    -----  ---

Cooper Industries Ord           Equities        G24182100    1,026    19,400SH     SOLE                              19,400
Weatherford Intl                Equities        G95089101    1,585    23,110SH     SOLE                              23,110
Abbott Laboratories             Equities        002824100      956    17,020SH     SOLE                              17,020
Air Products & Chemicals Inc    Equities        009158106      345     3,500SH     SOLE                               3,500
Altria Group Inc                Equities        02209S103      868    11,485SH     SOLE                              11,485
Amazon.com                      Equities        023135106    4,112    44,382SH     SOLE                              44,382
American Express                Equities        025816109    1,213    23,313SH     SOLE                              23,313
American Tower                  Equities        029912201   20,961   492,042SH     SOLE                             492,042
Anadarko Petroleum              Equities        032511107      506     7,700SH     SOLE                               7,700
Auto Data Processing            Equities        053015103      615    13,800SH     SOLE                              13,800
BP PLC ADR                      Spon ADR        055622104      232     3,175SH     SOLE                               3,175
Berkshire Hathaway Cl A         Equities        084670108      991         7SH     SOLE                                   7
Berkshire Hathaway Cl B         Equities        084670207      583       123SH     SOLE                                 123
Business Objects ADR            Spon ADR        12328X107    1,480    24,300SH     SOLE                              24,300
Cigna                           Equities         125509109     646    12,015SH     SOLE                              12,015
Chevron Texaco                  Equities         166764100     413     4,428SH     SOLE                               4,428
Coca Cola Company               Equities         191216100     882    14,374SH     SOLE                              14,374
Comcast Cp New Cl A Spl         Equities        20030N200      340    18,750SH     SOLE                              18,750
ConocoPhillips                  Equities        20825C104      212     2,400SH     SOLE                               2,400
Devon Energy New                Equities        25179M103      711     8,000SH     SOLE                               8,000
Dunn & Bradstreet Copr. New     Equities        26483E100      266     3,000SH     SOLE                               3,000
eBay                            Equities         278642103   5,452   164,280SH     SOLE                             164,280
Electronic Arts                 Equities         285512109   7,593   130,002SH     SOLE                             130,002
Esco Technologies               Equities         296315104   1,235    30,930SH     SOLE                              30,930
Euronet Worldwide               Equities         298736109   4,651   155,030SH     SOLE                             155,030
Exxon Mobil                     Equities        30231G102    9,543   101,859SH     SOLE                             101,859
General Electric                Equities         369604103   2,839    76,572SH     SOLE                              76,572
Glaxosmithkline Plc             Spon ADR        37733W105      598    11,861SH     SOLE                              11,861
Google Inc Class A              Equities        38259P508      920     1,330SH     SOLE                               1,330
Heartland Payment Sys           Equities        42235N108      353    13,170SH     SOLE                              13,170
Hess Corp                       Equities        42809H107      303     3,000SH     SOLE                               3,000
I C U Medical                   Equities        44930G107    1,141    31,675SH     SOLE                              31,675
Intl Business Machines          Equities         459200101     224     2,072SH     SOLE                               2,072
Intl Game Technology            Equities         459902102   3,019    68,715SH     SOLE                              68,715
Johnson & Johnson               Equities         478160104   2,441    36,590SH     SOLE                              36,590
Kimberly Clark                  Equities         494368103     225     3,252SH     SOLE                               3,252
Kraft Foods Inc                 Equities        50075N104      237     7,255SH     SOLE                               7,255
Legg Mason Inc                  Equities         524901105     531     7,262SH     SOLE                               7,262
Lilly Eli & Company             Equities         532457108     211     3,950SH     SOLE                               3,950
Merck & Co Inc                  Equities         589331107     715    12,300SH     SOLE                              12,300
Microsoft                       Equities         594918104   2,363    66,374SH     SOLE                              66,374
Mothers Work                    Equities         619903107   1,349    77,549SH     SOLE                              77,549
Netflix Inc                     Equities        64110L106    3,514   132,000SH     SOLE                             132,000
Northern Trust Corporation      Equities         665859104     750     9,800SH     SOLE                               9,800
Oracle                          Equities        68389X105      379    16,800SH     SOLE                              16,800
Pnc Finl Services Gp Inc        Equities         693475105     276     4,200SH     SOLE                               4,200
Penn Virginia Corp              Equities         707882106   2,356    54,000SH     SOLE                              54,000
Penn Virginia Gp Hldg LP        Equities        70788P105      286    10,000SH     SOLE                              10,000
Pfizer Incorporated             Equities         717081103     451    19,860SH     SOLE                              19,860
Pitney Bowes                    Equities         724479100     205     5,400SH     SOLE                               5,400
T Rowe Price Group              Equities        74144T108    2,595    42,633SH     SOLE                              42,633
Procter & Gamble                Equities         742718109     235     3,205SH     SOLE                               3,205
Qualcomm                        Equities         747525103  22,514   572,138SH     SOLE                             572,138
Schering Plough                 Equities         806605101     277    10,400SH     SOLE                              10,400
Wells Fargo & Co. New           Equities         949746101     392    13,000SH     SOLE                              13,000
Whole Foods Market Inc          Equities         966837106     940    23,050SH     SOLE                              23,050
Wyeth                           Equities         983024100     380     8,610SH     SOLE                               8,610
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